CONVERTIBLE NOTES - Additional Information (Details)								12 Months Ended
	Jan. 24, 2020 USD ($) $ / shares shares	Sep. 23, 2019 tranche	Jun. 26, 2019 USD ($) tranche $ / shares	Dec. 28, 2018 tranche	Jul. 20, 2018 USD ($) tranche $ / shares	Jun. 20, 2018 tranche	Apr. 18, 2018 USD ($) tranche $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Cumulative investment proceeds, excess limit	$ 4,600,000
Fair value of common shares | $ / shares	$ 0.02039
Aggregate principal, converted	$ 11,795,998
Conversion of debt, Shares issued | shares	723,157,012
Discounted price of conversion (in dollars per share) | $ / shares	$ 0.01631
Unpaid interest, converted	$ 1,062,725
Conversion of debt interest, Shares issued | shares	65,150,640
Loss On Conversion Of Convertible Notes Payable								$ 5,469,825
Unamortized debt discount due to beneficial conversion feature								$ 6,767,178
Effective interest rate								13.50%	17.80%
Interest expense, stated interest rate								$ 42,784	$ 812,807
Amortization of debt issuance cost								24,810	221,362
Loss on accrued interest								1,046,085
Gain on extinguishment of derivative liability								4,919,957
Convertible Debt [Member]
Debt Instrument [Line Items]
Aggregate principal, converted								23,629,802
Loss On Conversion Of Convertible Notes Payable								9,343,697
Unamortized debt discount due to beneficial conversion feature								6,767,178
Amortization of debt issuance cost								24,810	221,362
Debt discount - bifurcation of redemption feature									2,608,351
2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes
Debt Instrument [Line Items]
Aggregate principal, converted								10,787,233
Loss On Conversion Of Convertible Notes Payable								3,784,445
Unamortized debt discount due to beneficial conversion feature								2,790,477
Amortization of debt issuance cost								11,231	121,234
Aggregate principal							$ 5,861,848
Number of tranches | tranche				3		3	3
Share price trigger (in dollars per share) | $ / shares							$ 0.18496
Accrued interest rate trigger, first anniversary							8.00%
Accrued interest rate trigger, conversion period							$ 15
Threshold number of days for interest calculation							365 days
2018 Octopus Notes
Debt Instrument [Line Items]
Aggregate principal, converted								5,236,524
Loss On Conversion Of Convertible Notes Payable								1,821,767
Unamortized debt discount due to beneficial conversion feature								1,380,295
Amortization of debt issuance cost								6,010	64,573
Aggregate principal					$ 2,621,713
Number of tranches | tranche				2	2
Share price trigger (in dollars per share) | $ / shares					$ 0.17041
Accrued interest rate trigger, first anniversary					8.00%
Accrued interest rate trigger, conversion period					$ 12
Threshold number of days for interest calculation					365 days
2019 Octopus, EF, and Other Notes
Debt Instrument [Line Items]
Aggregate principal, converted								7,606,045
Loss On Conversion Of Convertible Notes Payable								3,737,485
Unamortized debt discount due to beneficial conversion feature								2,596,406
Amortization of debt issuance cost								$ 7,569	35,555
Aggregate principal			$ 3,681,289
Number of tranches | tranche		2	2
Share price trigger (in dollars per share) | $ / shares			$ 0.16491
Accrued interest rate trigger, conversion period			$ 10
Threshold number of days for interest calculation			365 days
Debt instrument price per senior share | $ / shares			$ 0.12622
Debt discount - bifurcation of redemption feature			$ 2,608,351						$ 2,608,351